Shareholders' (Deficit) Equity (Details) - USD ($)		1 Months Ended	3 Months Ended					5 Months Ended	9 Months Ended		12 Months Ended			204 Months Ended	216 Months Ended
	Aug. 31, 2022	Jan. 31, 2021	Nov. 26, 2022	Nov. 27, 2021	May 29, 2021	Feb. 27, 2021	Feb. 21, 2021	Feb. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020	Nov. 27, 2021	Nov. 26, 2022	Dec. 24, 2022	Oct. 28, 2022	Apr. 30, 2021	Oct. 31, 2020
Share Repurchases [Line Items]
Share repurchase program authorized amount																		$ 12,950,000,000
Shares repurchased														262,200,000	265,000,000
Total cost of common stock repurchased			$ 2,680,000	$ 118,912,000					$ 45,927,000	$ 358,923,000	$ 589,433,000	$ 5,079,000	$ 99,710,000	$ 11,685,000,000	$ 11,731,000,000
Remaining authorized share repurchase amount under program			$ 1,221,000,000						1,221,000,000		1,267,000,000				$ 1,221,000,000
Repurchase of common stock, including fees									$ 45,927,000	358,923,000	$ 589,433,000	$ 332,529,000	99,710,000
Common stock, par value (in dollars per share)			$ 0.01			$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01			$ 0.01
Total cash dividends paid (less than $0.1 million for 3 months ended 2022 and 2021)			$ 100,000	$ 100,000					$ 329,000	$ 767,000	$ 749,000	$ 23,108,000	85,482,000
Repurchase of common stock, shares											600,000
Payments for repurchase of common stock, taxes withheld											$ 14,500,000
ATM Program
Share Repurchases [Line Items]
Common stock, par value (in dollars per share)	$ 0.01																$ 0.01
Sale of stock (in shares)	12,000,000		22,200,000
Sale of stock, proceeds	$ 72,200,000		$ 115,400,000						$ 115,400,000
Authorized aggregate sales price																	$ 150,000,000
ATM Program | Subsequent Event
Share Repurchases [Line Items]
Authorized aggregate sales price																$ 105,600,000
Accelerated Share Repurchase Program 4Q2020
Share Repurchases [Line Items]
Shares repurchased							5,000,000
Repurchase of common stock, including fees		$ 150,000,000
Accelerated Share Repurchase Program 1Q2021
Share Repurchases [Line Items]
Shares repurchased					200,000
Accelerated Share Repurchase Program
Share Repurchases [Line Items]
Share repurchase program authorized amount																			$ 225,000,000
Shares repurchased								10,800,000
Additional Accelerated Share Repurchase Program
Share Repurchases [Line Items]
Share repurchase program authorized amount		$ 150,000,000
Shares repurchased						5,000,000
Taxes on Vested Awards
Share Repurchases [Line Items]
Shares repurchased			300,000	200,000					600,000	600,000
Total cost of common stock repurchased			$ 2,700,000	$ 5,500,000					$ 5,500,000	$ 14,300,000
Common Stock
Share Repurchases [Line Items]
Shares repurchased			0	5,100,000					2,300,000	13,400,000	27,700,000
Total cost of common stock repurchased				$ 113,400,000					$ 40,400,000	$ 344,600,000	$ 574,900,000
Total cash dividends paid (less than $0.1 million for 3 months ended 2022 and 2021)											$ 700,000	$ 23,100,000	$ 85,500,000